                                           American Skandia Advisor Funds, Inc.
               Supplement dated March 8, 2001 to the Statement of Additional Information dated March 1, 2001

                                      ASAF American Century International Growth Fund

         The discussion of the investment  policies of this Fund in the section of the Statement of Additional  Information entitled  "Investment  Programs  of the Funds"  (on page 19) is  revised by  deleting  the  information  under the  heading
"Forward Currency Exchange Contracts" and replacing it with the following:

         Foreign Currency  Transactions  and Forward  Contracts.  The Fund may conduct foreign  currency  transactions on a spot basis (i.e.,  cash) or forward basis (i.e., by entering into forward  currency  exchange  contracts,  currency options and futures  transactions to purchase or sell foreign  currencies).  Although  foreign  exchange  dealers  generally do not charge a fee for such  transactions,  they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

         Forward  contracts are customized  transactions  that require a specific amount of a currency to be delivered at a specific  exchange rate on a specific date or range of dates in the future.  Forward  contracts are generally  traded in an interbank market directly between currency traders (usually larger  commercial  banks) and their customers.  The parties to a forward  contract  may agree to offset or  terminate  the  contract  before its  maturity,  or may hold the  contract  to maturity and complete the contemplated currency exchange.

     The following  summarizes the principal currency management  strategies for the Fund involving forward contracts.  The
Fund may also use swap agreements,  indexed  securities,  and options and futures contracts  relating to foreign currencies for the same purposes.

(1)      Settlement  Hedges or  Transaction  Hedges.  When the  Sub-advisor  wishes to lock in the U.S.  dollar  price of a
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     foreign currency denominated  security when the Fund is purchasing or selling the security,  the Fund may enter into a forward  contract to do so. This type of currency  transaction,  often  called a  "settlement  hedge" or  "transaction hedge,"  protects  the Fund  against an adverse  change in foreign  currency  values  between  the date a security  is purchased or sold and the date on which payment is made or received (i.e.,  "settled).  Forward  contracts to purchase or sell a foreign  currency may also be used by the Fund in  anticipation  of future  purchases or sales of securities denominated  in foreign  currency,  even if the specific  investments  have not yet been selected by the  Sub-advisor.
     This strategy is often referred to as "anticipatory hedging."

(2)      Position  Hedges.  When the  Sub-advisor  believes  that the currency of a particular  foreign  country may suffer
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     substantial  decline against the U.S. dollar,  the Fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount  approximating the value of some or all of its portfolio  securities either denominated in, or whose  value is tied to, such  foreign  currency.  This use of a forward  contract  is  sometimes  referred to as a
     "position  hedge."  For  example,  if a Fund owned  securities  denominated  in Euros,  it could  enter into a forward contract to sell Euros in return for U.S. dollars to hedge against possible  declines in the Euro's value.  This hedge would tend to offset  both  positive  and  negative  currency  fluctuations,  but would not tend to offset  changes in security values caused by other factors.

     The Fund could also hedge the  position  by entering  into a forward  contract to sell  another  currency  expected to perform  similarly to the  currency in which the Fund's  existing  investments  are  denominated.  This type of hedge, often  called a "proxy  hedge,"  could  offer  advantages  in terms of cost,  yield or  efficiency,  but may not hedge currency  exposure as effectively as a simple  position hedge against U.S.  dollars.  This type of hedge may result in losses if the currency  used to hedge does not perform  similarly to the currency in which the hedged  securities  are denominated.

     The precise  matching of forward  contracts in the amounts and values of securities  involved  generally  would not be possible because the future values of such foreign  currencies will change as a consequence of market movements in the values of those securities  between the date the forward contract is entered into and the date it matures.  Predicting short-term  currency market movements is extremely  difficult,  and the successful  execution of a short-term  hedging strategy is highly uncertain. Normally,  consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification  strategies.  However, the Sub-advisor believes that it is important to have  flexibility to enter into such forward  contracts  when it determines  that the
     Fund's best interests may be served.

     At the maturity of the forward  contract,  the Fund may either sell the  portfolio  security and make  delivery of the foreign  currency,  or it may retain the security and  terminate  the  obligation  to deliver the foreign  currency by purchasing an  "offsetting"  forward  contract with the same currency trader  obligating the Fund to purchase,  on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with  absolute  precision the market value of portfolio  securities at the  expiration of the forward contract.  Accordingly,  it may be necessary for the Fund to purchase  additional  foreign currency on the spot market (and bear the expense of such  purchase)  if the market  value of the  security is less than the amount of foreign  currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the Fund is obligated to deliver.

(3)      Shifting Currency Exposure.  The Fund may also enter into forward contracts to shift its investment  exposure from
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     one currency into another.  This may include  shifting  exposure from U.S.  dollars to foreign  currency,  or from one foreign  currency to another  foreign  currency.  This  strategy  tends to limit  exposure to the currency  sold,  and increase  exposure to the  currency  that is  purchased,  much as if the Fund had sold a security  denominated  in one currency and purchased an  equivalent  security  denominated  in another  currency.  For example,  if the  Sub-advisor believes  that the U.S.  dollar may suffer a  substantial  decline  against  the Euro,  it could  enter into a forward contract to  purchase  Euros for a fixed  amount of U.S.  dollars.  This  transaction  would  protect  against  losses resulting from a decline in the value of the U.S. dollar,  but would cause the Fund to assume the risk of fluctuations in the value of the Euro.

     Successful  use of  currency  management  strategies  will depend on the  Sub-advisor's  skill in  analyzing  currency values.  Currency  management  strategies may substantially  change the Fund's  investment  exposure to changes in currency rates and could result in losses to the Fund if  currencies  do not perform as the  Sub-advisor  anticipates.  For example, if a  currency's  value rose at a time when the  Sub-advisor  hedged the Fund by selling the  currency in exchange for U.S.
dollars,  the Fund would not  participate in the  currency's  appreciation.  Similarly,  if the  Sub-advisor  increases the
Fund's  exposure to a currency and that  currency's  value  declines,  the Fund will sustain a loss.  There is no assurance that the  Sub-advisor's  use of foreign currency  management  strategies will be advantageous to the Fund or that they will hedge at appropriate times.

     The Fund will cover outstanding forward contracts by maintaining liquid portfolio securities  denominated in, or whose value is tied to, the  currency  underlying  the forward  contract or the  currency  being  hedged.  To the extent that the
Fund is not able to cover its forward currency positions with underlying  portfolio  securities,  the Fund's custodian will segregate  cash or other  liquid  assets  having a value  equal to the  aggregate  amount of the Fund's  commitments  under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

     For additional  discussion of foreign currency  contracts and forward  contracts and the risks involved  therein,  see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."